Equity	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
EQUITY

NOTE 6 - EQUITY:

Medigus Ltd.

a)	On May 22, 2020, the Company closed a firm commitment public offering, pursuant to which the Company issued a total of 575,001 ADSs representing a total of 11,500,020 ordinary shares, at a purchase price of USD 1.5 per ADS, and pre funded warrants to purchase up to a total of 2,758,333 ADSs representing 55,166,660 ordinary shares, at a purchase price of USD 1.499 per warrant, with an exercise price of USD 0.001.

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 5 million and USD 4.4 million, respectively.

Pre funded warrants may be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant.

During second quarter of 2020, 1,539,656 pre funded warrants were exercised via a cashless exercise mechanism and 30,780,000 ordinary shares of the Company were allotted. During the third quarter of 2020, 1,218,677 pre funded warrants were exercised via a cashless exercise mechanism and 24,358,680 ordinary shares of the Company were allotted.

b)	During second quarter of 2020, 197,000 warrants C were exercised. Accordingly, 3,940,000 ordinary shares of the Company were allotted. The immediate net of issuance expenses proceeds from such exercise aggregated to approximately USD 0.7 million.

c)	On May 18, 2020, Board of Directors of the Company authorized the allotment 750,000 options to CFO of the Company. Each option is convertible into one share of common stock of the Company of NIS1.0 par value, in accordance with the following terms: (i) the Options shall vest on a quarterly basis over a period of three years; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service, (iv) the exercise price per share of the Options shall be NIS 0.59, (v) the Options' grant shall be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version], if applicable.

d)	On June 1, 2020, Board of Directors of the Company authorized the allotment 1,500,000 options to the Company's consultants. Each option is convertible into one share of common stock of the Company of NIS1.0 par value, in accordance with the following terms: (i) the Options shall vest on a quarterly basis over a period of three years; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service.

ScoutCam Inc.

a.	On March 3, 2020, ScoutCam allotted in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.595 per share during the 12 months period following the allotment.

Each Warrant B is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.893 per share during the 18 months period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting closing costs and fees, ScoutCam received proceeds of approximately USD 909 thousand, net of issuance expenses.

b.	On May 18, 2020, ScoutCam allotted in a private issuance a total of 2,066,116 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.595 per share during the 18 months period following the allotment.

Each Warrant B is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.893 per share during the 24 months period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 2 million. After deducting closing costs and fees, ScoutCam received proceeds of approximately USD 1.9 million, net of issuance expenses.

c.	Share-based compensation to employees and to directors:

In February 2020, ScoutCam's Board of Directors approved the 2020 Share Incentive Plan (the "Plan"). The Plan initially included a pool of 5,228,007 shares of common stock for grant to ScoutCam's employees, consultants, directors, and other service providers. On March 15, 2020, ScoutCam's Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 576,888 shares of Common Stock. On June 22, 2020, ScoutCam's Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 3,617,545 shares of Common Stock.

The Plan is designed to enable ScoutCam to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

On February 12, 2020, ScoutCam granted 4,367,515 options pursuant to the Plan. Each option is convertible into one share of common stock of ScoutCam's of $0.001 par value at the exercise price of $0.29.

On March 15, 2020, ScoutCam granted 576,888 options pursuant to the Plan to each of the ScoutCam's then serving directors, excluding Professor Benad Goldwasser. Each option is convertible into one share of common stock of ScoutCam's of $0.001 par value at the exercise price of $0.29.

On June 22, 2020, ScoutCam granted 1,544,769 options pursuant to the Plan to ScoutCam's employees, consultants, directors. Each option is convertible into one share of common stock of ScoutCam's of $0.001 par value at the exercise price of $0.29.

d.	On June 23, 2020, (the "Conversion Date") ScoutCam entered into and consummated a Side Letter Agreement with the Company, whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by the Company to ScoutCam, which as of the Conversion Date was $381,136. For more details see note 8c.